Share capital (Details Narrative) - USD ($)	Mar. 07, 2024	Jun. 20, 2023	Apr. 19, 2023	Mar. 09, 2023	Jan. 18, 2022	Dec. 31, 2024	Oct. 19, 2023	Jun. 13, 2023	Jan. 18, 2023	Jun. 03, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued share capital description					The rights were set to expire on February 18, 2022, and subsequently extended to March 15, 2022. On such case-by-case basis, the Company allowed for the exercise of any such shares until April 1, 2022. On March 21, 2022, the Company recognized share subscriptions receivable of $25 pursuant to its registration statement and issued a total of 500 ordinary shares for gross proceeds of $25. Management had the right, at its discretion, to allocate unexercised subscription rights to non-shareholders within 150 days (August 12, 2022) following the expiration date of March 15, 2022. The subscription rights were cancelled on July 7, 2022.
KP Loans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued						0.029	36,000,000
Weighted average share price						$ 36,000,000
Nonrecourse note receivables						$ 1,027,500
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued	3,000,000	20,000,000	2,500,000	5,000,000	101,025,592		50,000,000	5,000,000		1,000,000
Exercise of warrants price	$ 0.002
Interest payable	$ 6,000	$ 744,655
Additional paid-in capital to share capital								$ 189,968
Fair value of per share			$ 0.05	$ 0.05	$ 0.04					$ 0.04
Fair value of value			$ 125,000	$ 250,000	$ 370,000
Retirement of accounts payable			72,000	111,000	125,000
Loss on debt settlement				$ 139,000
Accounts payable and prepayment of service fees			$ 53,000
Exercise of stock options at a price		$ 0.037						$ 0.015
Shares issued price per share									$ 0.05
Retirement of accounts payable					$ 245,000
Shares issued					9,250,000
Settlement for bonus issued to related party					$ 40,000
Common Stock [Member] | Four Individuals Pursuant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued				12,000,000
Exercise of warrants price				$ 0.002
Interest payable				$ 24,000
Additional paid-in capital to share capital				$ 1,463,321
Common Stock [Member] | Four Individuals [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued				12,000,000
Exercise of warrants price				$ 0.002
Interest payable				$ 24,000
Retirement of accounts payable								$ 75,000
Common Stock [Member] | Four Parties [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued					9,250,000
Ordinary shares					1,000,000